Summarised financial information of subsidiaries with material non-controlling interests - Summarised statements of cash flows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Cash generated from operations	¥ 74,306	¥ (74,499)	¥ 51,715
Income tax paid	(20)	(627)	(624)
Net cash generated from operating activities	74,286	(75,126)	51,091
Net cash used in investing activities	(52,246)	3,111	(11,525)
Net cash used in financing activities	29,062	45,552	(45,235)
Net (decrease)/increase in cash and cash equivalents	51,102	(26,463)	(5,669)
Cash and cash equivalents at beginning of the year	12,161
Cash and cash equivalents at end of the year	62,336	12,161
Huizhou Pengai Aesthetic Medical Hospital Co., Ltd.
Cash flows from operating activities
Cash generated from operations	(1,127)	(1,905)	1,217
Income tax paid		(136)	(211)
Net cash generated from operating activities	(1,127)	(2,041)	1,006
Net cash used in investing activities	(2,955)	(68)	(589)
Net cash used in financing activities	6,344	2,520	(18)
Net (decrease)/increase in cash and cash equivalents	2,262	411	399
Cash and cash equivalents at beginning of the year	1,106	695	296
Cash and cash equivalents at end of the year	3,368	1,106	695
Shanghai Pengai Aesthetic Medical Clinic Co., Ltd.
Cash flows from operating activities
Cash generated from operations	(1,110)	(11,224)	2,587
Income tax paid			(27)
Net cash generated from operating activities	(1,110)	(11,224)	2,560
Net cash used in investing activities	(715)	(20)	(2,437)
Net cash used in financing activities	2,380	10,783
Net (decrease)/increase in cash and cash equivalents	555	(461)	123
Cash and cash equivalents at beginning of the year	123	584	461
Cash and cash equivalents at end of the year	678	123	584
Shenzhen Pengai Xiuqi Aesthetic Medical Hospital Co. Ltd.
Cash flows from operating activities
Cash generated from operations	(3,492)	(81)	(1,419)
Net cash generated from operating activities	(3,492)	(81)	(1,419)
Net cash used in investing activities	(997)	(13)	(767)
Net cash used in financing activities	8,817	(505)	2,880
Net (decrease)/increase in cash and cash equivalents	4,328	(599)	694
Cash and cash equivalents at beginning of the year	104	703	9
Cash and cash equivalents at end of the year	4,432	104	703
Haikou Pengai Aesthetic Medical Hospital Co., Ltd.
Cash flows from operating activities
Cash generated from operations	1,771	779	2,162
Income tax paid	(20)	(50)	(8)
Net cash generated from operating activities	1,751	729	2,154
Net cash used in investing activities	(30)	(594)	(1,300)
Net cash used in financing activities		(586)	(100)
Net (decrease)/increase in cash and cash equivalents	1,721	(451)	754
Cash and cash equivalents at beginning of the year	525	976	222
Cash and cash equivalents at end of the year	2,246	525	976
Yantai Pengai Jiayan Cosmetic Surgery Hospital Co., Ltd
Cash flows from operating activities
Cash generated from operations	1,691	58	47
Net cash generated from operating activities	1,691	58	47
Net cash used in investing activities	(421)	(115)
Net cash used in financing activities		(163)
Net (decrease)/increase in cash and cash equivalents	1,270	(220)	47
Cash and cash equivalents at beginning of the year	341	561	514
Cash and cash equivalents at end of the year	¥ 1,611	¥ 341	¥ 561